Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 68,000	$ 317,000
Minimum
EBP, Accounting Policy [Line Items]
Employee benefit plan, participant loan, maturity month and year	2026-01
Employee benefit plan, participant loan, interest rate	4.25%
Maximum
EBP, Accounting Policy [Line Items]
Employee benefit plan, participant loan, maturity month and year	2035-06
Employee benefit plan, participant loan, interest rate	9.50%